UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04764

BNY Mellon Opportunistic Municipal Securities Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	04/30/2020

FORM N-CSR

Item 1.             Reports to Stockholders.

BNY Mellon Opportunistic Municipal Securities Fund

ANNUAL REPORT April 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Opportunistic Municipal Securities Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this annual report for BNY Mellon Opportunistic Municipal Securities Fund (formerly, Dreyfus Municipal Bond Opportunity Fund), covering the 12-month period from May 1, 2019 through April 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Early in the reporting period, equity markets benefited from the U.S. Federal Reserve’s (the “Fed”) accommodative interest rate policy. Trade tensions between the U.S. and China flared periodically, disrupting markets, but the pace of U.S. economic growth remained steady, and stocks rose in mid-2019. Volatility returned in the later summer and early fall, when investors grew concerned about slowing global growth, leading the Fed to cut the federal funds rate in July, September and October 2019. The rate cuts helped to support stock prices, which rallied through the end of the calendar year. The announcement of a “phase one” trade deal between the U.S. and China also worked to bolster valuations. Early in 2020, concerns about COVID-19 roiled markets, compounded by an oil price war between Saudi Arabia and Russia. Stocks posted historic losses in March 2020 but regained some ground in April.

Fixed-income markets benefited from Fed interest rate cuts and from investor concerns about an economic slowdown. Responding to global sluggishness, the Fed reduced rates three times in 2019, which worked to bolster valuations of some fixed income instruments. However, as stocks subsequently rallied, Treasury prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight to quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spreads widened. The Fed cut rates twice in March, and the government launched a large stimulus package. In April 2020, bond prices began to recover some of their prior losses.

The near-term outlook for the U.S. will be challenging, as the country continues to face COVID-19. However, we believe that once the economic effects have been mitigated, the economy will rebound. As always, we will monitor relevant data for any signs of a change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
May 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2019 through April 30, 2020, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended April 30, 2020, BNY Mellon Opportunistic Municipal Securities Fund’s (formerly, Dreyfus Municipal Bond Opportunity Fund) Class A shares produced a total return of 0.32%, Class C shares returned -0.46%, Class I shares returned 0.57%, Class Y shares returned 0.57% and Class Z shares returned 0.37%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, achieved a total return of 2.16% for the same period.2

Municipal bonds experienced turmoil during the reporting period due to the COVID-19 virus. The fund underperformed the Index, largely due to unfavorable asset allocation and security selection.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. Typically, the fund invests substantially all of its assets in such municipal bonds. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (i.e.,Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Advisor, Inc. The dollar-weighted, average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity or duration.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and by actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

COVID-19 Concerns and Supply-Demand Factors Drove Municipal Bonds

Through most of the reporting period, the municipal bond market benefited from strong demand resulting from concerns about domestic economic growth. Demand was also driven by investors in states with high income tax rates. These investors moved into municipal bonds as a way to reduce their federal income tax liability, which rose as a result of the cap on the federal deductibility of state and local taxes in the Tax Cuts and Jobs Act of 2017.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Actions by the Federal Reserve (the “Fed”) midway through the period, including three rate cuts, also helped performance in the municipal bond market. This contributed to a decline in yields across the municipal bond yield curve, though investors largely favored longer-term issues, causing the municipal bond yield curve to flatten.

Performance of the market was also assisted by a manageable supply of new bonds. Supply increased somewhat during the reporting period as low interest rates led issuers to seek to capture favorable financing.

The municipal bond market continued to perform well early in 2020 until the emergence of the COVID-19 crisis, which resulted in turmoil and hindered returns, particularly in March 2020. Actions by the Fed, including two emergency rate cuts in March 2020, provided some support to the municipal bond market, but technical supply and demand factors became the predominant drivers.

Though the municipal bond market often benefits from economic uncertainty, in this environment that was not the case. Fears of widespread economic damage due to COVID-19 caused investors to shift out of the municipal bond market, resulting in large outflows from municipal bond mutual funds. In a normal market, broker-dealers would step in to buy municipal bonds. But a decline in the municipal bond market, combined with a rally in the Treasury market, prevented them from hedging their municipal bond purchases by shorting Treasuries, as they normally do.

In addition, the municipal bond market was hurt by the inability of large investors to capitalize on the volatility. As municipal bond yields rose, insurance companies and other large investors were expected to step in, but since there was also a lack of liquidity in corporate bonds, which normally would have financed their municipal bond purchases, these investors were hindered by their inability to act. As a result, the municipal market yield spreads rose significantly, weakening performance.

Fundamentals in the municipal bond market generally remained healthy during the reporting period. Steady but slower economic growth through most of the period supported tax revenues, fiscal balances and “rainy day” funds.

Security Selection and Asset Allocation Drove Fund Results

The fund’s performance versus the Index was hindered during the reporting period by the asset allocation and security selection. The fund’s underweight position in general obligation bonds and overweight position in revenue bonds contributed negatively to performance. Spreads widened particularly in lower-quality revenue bonds and in the education, health care, housing and special tax sectors. Security selection, especially in the education, health care and special tax sectors also detracted from performance.

On a more positive note, the fund’s longer duration was advantageous to performance. Holdings in the power and transportation sectors also performed better than other sectors. There were no derivatives used during the reporting period.

An Emphasis on Quality

We expect the municipal bond market to remain challenged for a while, but the Coronavirus Aid Relief and Security (CARES) Act will provide some relief to the economy, and the Fed’s bond purchasing program will provide support to the market. However, uncertainty about the economic and municipal credit impact of COVID-19 will continue over the near term. Additional support from Congress in the form of a Phase 4 relief package may boost investor confidence in the municipal bond market and also encourage broker-dealers to return as intermediaries.

We will continue to emphasize revenue bonds with sound fundamentals, and we expect to keep the fund’s duration long relative to the benchmark.

May 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

FUND PERFORMANCE (Unaudited)

BNY Mellon Opportunistic Municipal Securities Fund (Class A shares)
BNY Mellon Opportunistic Municipal Securities Fund (Class C shares)
BNY Mellon Opportunistic Municipal Securities Fund (Class I shares)††
BNY Mellon Opportunistic Municipal Securities Fund (Class Z shares)
Bloomberg Barclays U.S. Municipal Bond Index†
16,500
14,750
13,000
11,250
9,500
Dollars
$14,644
$14,383
$14,345
$13,617
$13,221
10
11
12
13
14
15
16
17
18
19
20
Years Ended 4/30

Comparison of change in value of a $10,000 investment in Class A shares, Class C shares, Class I shares and Class Z shares of BNY Mellon Opportunistic Municipal Securities Fund with a hypothetical investment of $10,000 in the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

† Source: Lipper Inc.

†† The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 8/31/16 (the inception date for Class I shares), not reflecting the applicable sales load for Class A shares.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $10,000 investment made in each of the Class A, Class C, Class I and Class Z shares of BNY Mellon Opportunistic Municipal Securities Fund on 4/30/10 to a hypothetical investment of $10,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on Class A, Class C, Class I and Class Z shares. The Index, unlike the fund, covers the U.S. dollar-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

BNY Mellon Opportunistic Municipal Securities Fund (Class Y shares)††
Bloomberg Barclays U.S. Municipal Bond Index†
$1,464,400
$1,432,800
1,600,000
1,450,000
1,300,000
1,150,000
1,000,000
Dollars
10
11
12
13
14
15
16
17
18
19
20
Years Ended 4/30

Comparison of change in value of a $1,000,000 investment in Class Y shares of BNY Mellon Opportunistic Municipal Securities Fund with a hypothetical investment of $1,000,000 in the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

† Source: Lipper Inc.

†† The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 8/31/16 (the inception date for Class Y shares), not reflecting the applicable sales load for Class A shares.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $1,000,000 investment made in Class Y shares of BNY Mellon Opportunistic Municipal Securities Fund on 4/30/10 to a hypothetical investment of $1,000,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the graph above takes into account all applicable fees and expenses of the fund’s Class Y shares. The Index, unlike the fund, covers the U.S. dollar-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 4/30/2020
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	11/26/86	-4.20%	1.54%	3.14%
without sales charge	11/26/86	0.32%	2.48%	3.61%
Class C shares
with applicable redemption charge †	7/13/95	-1.43%	1.70%	2.83%
without redemption	7/13/95	-0.46%	1.70%	2.83%
Class I shares	8/31/16	0.57%	2.66%††	3.70%††
Class Y shares	8/31/16	0.57%	2.58%††	3.66%††
Class Z shares	10/14/04	0.37%	2.53%	3.67%
Bloomberg Barclays U.S. Municipal Bond Index		2.16%	3.04%	3.89%

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class I and Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 8/31/16 (the inception date for Class I and Y shares), not reflecting the applicable sales load for Class A shares.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to bnymellonim.com/us for the fund’s most recent month-end returns.

The fund’s performance shown in the graphs and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Opportunistic Municipal Securities Fund from November 1, 2019 to April 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.52	$7.37	$2.35	$2.30	$3.28
Ending value (after expenses)	$966.00	$962.30	$967.20	$967.10	$966.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.62	$7.57	$2.41	$2.36	$3.37
Ending value (after expenses)	$1,021.28	$1,017.35	$1,022.48	$1,022.53	$1,021.53

†Expenses are equal to the fund’s annualized expense ratio of .72% for Class A, 1.51% for Class C, .48% for Class I, .47% for Class Y and .67% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2020

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .2%
Collateralized Municipal-Backed Securities - .2%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,142,913)	3.63	5/20/2033	1,041,293		986,802

Long-Term Municipal Investments - 98.2%
Alabama - 5.2%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	2,500,000		2,829,075
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x .67 +.90%	1.56	12/1/2023	1,405,000	[a]	1,329,439
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	1,000,000		1,185,360
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.60	10/1/2042	7,835,000	[b]	7,461,741
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	1,750,000		1,863,558
The Southeast Alabama Gas Supply District, Revenue Bonds (Project 2) Ser. A	4.00	6/1/2024	2,240,000		2,354,979
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	2,000,000		2,273,240
				19,297,392
Arizona - 2.3%
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,557,480
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2046	2,000,000	[c]	2,049,100
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	1,175,000		1,330,523
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,750,000	[c]	2,872,237

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Arizona - 2.3% (continued)
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	1,000,000	[c] 892,900
				8,702,240
California - 4.5%
California, GO	5.00	10/1/2030	4,500,000	5,620,905
California, GO, Refunding	5.00	4/1/2033	2,710,000	3,351,836
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	2,500,000	2,734,525
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,500,000	1,645,110
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (San Francisco International Airport) Ser. B	5.00	5/1/2041	1,500,000	1,644,210
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2050	1,500,000	1,680,765
				16,677,351
Colorado - 5.3%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Johnson & Wales University) Ser. A	5.00	4/1/2031	1,360,000	1,431,536
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Colorado Project) Ser. A	5.00	12/1/2041	2,500,000	2,752,375
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	2,000,000	2,012,400
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	2,500,000	2,978,725
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	1,250,000	1,336,463

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Colorado - 5.3% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2036	2,000,000	2,124,060
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	3,000,000	3,387,330
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2027	3,065,000	3,422,532
				19,445,421
Connecticut - 1.7%
Connecticut, GO, Ser. A	5.00	10/15/2025	3,000,000	3,304,230
Connecticut Development Authority, Revenue Bonds (Aquarion Water Project)	5.50	4/1/2021	3,000,000	3,103,650
				6,407,880
District of Columbia - 1.4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,676,670
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000	1,103,450
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2049	2,500,000	2,421,700
				5,201,820
Florida - 3.1%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000	1,742,692
Escambia County, Revenue Bonds	5.00	10/1/2046	2,000,000	2,316,600
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,121,020
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,710,725
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	1,250,000	1,282,088
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	1,250,000	1,421,413
Port of Palm Beach District, Revenue Bonds, Refunding (Insured; XL Capital Assurance)	0.00	9/1/2023	1,000,000	[d] 862,040
				11,456,578

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Georgia - 2.7%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3&4 Project)	5.00	1/1/2037	1,100,000	1,186,405
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project 1) Ser. A	5.00	1/1/2028	2,500,000	2,749,000
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	3,750,000	4,020,112
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	1,700,000	1,883,175
				9,838,692
Illinois - 14.7%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2033	1,000,000	1,174,510
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,793,160
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,000,000	966,360
Chicago II Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	2,490,000	2,697,591
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2025	1,925,000	2,055,168
Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	2,000,000	2,172,420
Chicago O'Hare International Airport, Revenue Bonds	5.75	1/1/2043	3,750,000	3,884,437
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	1,500,000	1,637,655
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,100,000	2,252,418
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,030,000	2,163,696
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	2,500,000	2,966,425
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,000,000	2,224,820
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	2,500,000	2,594,450

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Illinois - 14.7% (continued)
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network Obligated Group)	5.00	6/1/2027	2,000,000	2,171,680
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,000,000	1,030,730
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2033	3,000,000	3,263,010
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	3,000,000	3,290,250
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	2,500,000	2,724,550
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	1,500,000	1,710,735
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding	5.00	6/15/2050	1,000,000	914,040
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	2,000,000	1,977,860
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2040	1,475,000	1,481,225
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	2,320,000	2,758,202
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	1,000,000	1,157,440
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,350,000	2,256,728
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,000,000	966,550
				54,286,110
Indiana - 1.5%
Indiana Finance Authority, Revenue Bonds, Refunding	5.00	3/1/2039	1,400,000	1,389,780
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network Obligated Group) Ser. A	5.00	5/1/2042	4,000,000	4,177,960
				5,567,740

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Iowa - 1.2%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	1,000,000	1,002,860
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.88	12/1/2027	1,520,000	[c] 1,545,080
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project) Ser. B	5.25	12/1/2037	1,765,000	1,729,223
				4,277,163
Kansas - .4%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	1,700,000	1,575,186
Kentucky - 2.6%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	2,000,000	2,144,560
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,010,000	1,060,338
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	6,000,000	6,239,400
				9,444,298
Louisiana - 2.5%
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group Project) Ser. A	5.00	7/1/2047	1,500,000	1,636,620
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	1,250,000	1,453,913
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2036	1,135,000	1,310,550
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	2,175,000	2,360,245
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil)	2.20	7/1/2026	1,000,000	832,330
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	1,500,000	1,584,480
				9,178,138

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Maine - .6%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	2,000,000	2,090,860
Massachusetts - 1.5%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000	1,909,460
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,250,000	1,416,063
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,077,020
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	1,100,000	1,156,694
				5,559,237
Michigan - 4.0%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.00	7/1/2046	3,000,000	3,422,430
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000	1,146,470
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	2,500,000	2,780,250
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2037	2,000,000	2,191,640
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project) Ser. P3	5.00	6/30/2033	3,900,000	4,263,558
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	1,000,000	1,095,920
				14,900,268
Missouri - 1.9%
Kansas City Industrial Development Authority, Revenue Bonds, Ser. A	5.00	3/1/2044	1,250,000	1,378,200
Kansas City Industrial Development Authority, Revenue Bonds, Ser. B	5.00	3/1/2054	3,060,000	3,337,940

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Missouri - 1.9% (continued)
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2029	2,000,000		2,243,800
				6,959,940
Multi-State - .4%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,245,000	[c]	1,330,494
Nebraska - .6%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	2,000,000		2,346,300
Nevada - .5%
Clark County, GO	5.00	11/1/2038	520,000		579,145
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,070,000		1,127,063
				1,706,208
New Jersey - 5.3%
Essex County Improvement Authority, Revenue Bonds	5.25	7/1/2045	2,500,000	[c]	2,505,550
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	1,000,000		1,015,100
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,000,000		1,030,310
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	2,100,000		2,145,780
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000		1,040,610
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000		1,054,190
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2037	1,600,000		1,782,880
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000		1,975,140
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,880,000		4,052,738

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
New Jersey - 5.3% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,000,000	2,244,860
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	620,000	662,420
				19,509,578
New York - 3.2%
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[c] 2,397,675
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000	1,249,030
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2035	3,000,000	3,433,440
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	1,335,000	1,385,837
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	2,500,000	2,555,975
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	815,000	752,595
				11,774,552
North Carolina - .3%
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2038	1,000,000	1,006,920
Ohio - 2.9%
Allen County Hospital Facilities, Revenue Bonds, Refunding (Catholic Health Partners) Ser. A	5.00	5/1/2042	4,500,000	4,657,500
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	3,500,000	3,511,445
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000	1,043,800
Ohio, Revenue Bonds, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects) Ser. A	5.00	10/1/2037	1,430,000	1,690,446
				10,903,191

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Pennsylvania - 8.3%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,250,000		1,327,188
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	1,000,000		1,247,340
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	2,000,000		2,320,820
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	0.75	9/1/2023	3,000,000	[a]	2,968,050
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,750,000		1,798,388
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,500,000		3,632,090
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2022	700,000	[e]	775,348
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2036	3,250,000		3,776,272
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,574,640
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2022	3,045,000	[e]	3,372,764
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	3,000,000		3,545,070
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000		1,180,340
				30,518,310
Rhode Island - .5%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	1,695,000		2,008,066
South Carolina - 1.4%
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	5,000,000		5,207,200

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Tennessee - .3%
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	1,000,000		1,064,010
Texas - 10.9%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	3,305,000		3,620,661
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2031	3,825,000		4,394,581
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	5.75	8/15/2033	4,500,000		4,614,705
Collin County Community College District, GO, Ser. A	4.00	8/15/2034	2,500,000		2,891,425
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000		1,782,120
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2034	3,500,000		3,662,820
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Project)	5.00	11/1/2022	2,000,000		1,997,680
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	3,000,000		3,258,060
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services) Ser. A	4.00	5/15/2049	1,000,000		1,079,010
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,475,000		2,889,513
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[c]	995,140
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,000,000		1,107,160
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	4,000,000		4,408,640
San Antonio Electric & Gas Systems, Revenue Bonds	5.00	2/1/2043	3,500,000		3,756,060
				40,457,575
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	1,400,000		1,472,100
Utah - .9%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000		3,356,430

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Virginia - 1.7%
Virginia Public Building Authority, Revenue Bonds, Ser. A	4.00	8/1/2039	2,500,000	2,878,175
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	1,700,000	1,707,344
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,737,091
				6,322,610
Washington - 1.5%
Port of Seattle, Revenue Bonds	5.00	4/1/2029	2,380,000	2,809,090
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000	2,846,238
				5,655,328
West Virginia - 1.4%
West Virginia University, Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2021	5,000,000	[e] 5,302,950
Wisconsin - .6%
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	2,000,000	2,145,460
Total Long-Term Municipal Investments (cost $357,941,132)			362,953,596
Total Investments (cost $359,084,045)			98.4%	363,940,398
Cash and Receivables (Net)			1.6%	5,774,325
Net Assets			100.0%	369,714,723

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities were valued at $14,588,176 or 3.95% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
General	17.9
Medical	13.3
Airport	9.9
Education	9.0
Water	8.3
Transportation	6.6
Power	5.2
General Obligation	5.2
Tobacco Settlement	4.8
Development	3.1
Nursing Homes	3.0
Prerefunded	2.6
Utilities	2.5
School District	2.4
Facilities	1.8
Special Tax	1.2
Pollution	.7
Multifamily Housing	.6
Student Loan	.3
98.4

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EFFE	Effective Federal Funds Rate	EURIBOR	Euro Interbank Offered Rate
FCPR	Farm Credit Prime Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	OBFR	Overnight Bank Funding Rate
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	359,084,045	363,940,398
Cash		544,018
Interest receivable		4,951,588
Receivable for shares of Beneficial Interest subscribed		856,697
Prepaid expenses		47,068
		370,339,769
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		188,137
Payable for shares of Beneficial Interest redeemed		352,207
Trustees’ fees and expenses payable		2,901
Other accrued expenses		81,801
		625,046
Net Assets ($)		369,714,723
Composition of Net Assets ($):
Paid-in capital		364,347,491
Total distributable earnings (loss)		5,367,232
Net Assets ($)		369,714,723

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	145,636,277	4,980,100	55,013,355	39,712	164,045,279
Shares Outstanding	11,540,011	393,684	4,358,089	3,147	12,998,169
Net Asset Value Per Share ($)	12.62	12.65	12.62	12.62	12.62

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended April 30, 2020

Investment Income ($):
Interest Income	12,769,363
Expenses:
Management fee—Note 3(a)	1,286,512
Shareholder servicing costs—Note 3(c)	903,207
Professional fees	96,494
Registration fees	92,523
Distribution fees—Note 3(b)	41,343
Trustees’ fees and expenses—Note 3(d)	27,505
Prospectus and shareholders’ reports	22,464
Chief Compliance Officer fees—Note 3(c)	12,994
Loan commitment fees—Note 2	10,172
Custodian fees—Note 3(c)	7,555
Miscellaneous	27,868
Total Expenses	2,528,637
Less—reduction in fees due to earnings credits—Note 3(c)	(7,555)
Net Expenses	2,521,082
Investment Income—Net	10,248,281
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	472,055
Net change in unrealized appreciation (depreciation) on investments	(10,340,450)
Net Realized and Unrealized Gain (Loss) on Investments	(9,868,395)
Net Increase in Net Assets Resulting from Operations	379,886

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2020	2019
Operations ($):
Investment income—net	10,248,281	10,281,117
Net realized gain (loss) on investments	472,055	2,476,450
Net change in unrealized appreciation (depreciation) on investments	(10,340,450)	6,561,615
Net Increase (Decrease) in Net Assets Resulting from Operations	379,886	19,319,182
Distributions ($):
Distributions to shareholders:
Class A	(4,106,973)	(4,363,195)
Class C	(108,667)	(123,286)
Class I	(1,111,376)	(604,493)
Class Y	(1,245)	(869)
Class Z	(4,913,056)	(5,295,246)
Total Distributions	(10,241,317)	(10,387,089)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	16,133,068	6,183,454
Class C	761,938	1,103,622
Class I	49,488,576	17,255,365
Class Y	-	30,000
Class Z	2,679,670	2,852,938
Distributions reinvested:
Class A	3,410,039	3,599,588
Class C	89,303	97,941
Class I	1,102,404	599,485
Class Z	3,975,029	4,255,343
Cost of shares redeemed:
Class A	(17,200,444)	(17,922,801)
Class C	(1,564,879)	(1,348,654)
Class I	(19,780,879)	(5,776,431)
Class Z	(14,001,432)	(17,191,619)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	25,092,393	(6,261,769)
Total Increase (Decrease) in Net Assets	15,230,962	2,670,324
Net Assets ($):
Beginning of Period	354,483,761	351,813,437
End of Period	369,714,723	354,483,761

	Year Ended April 30,
	2020	2019
Capital Share Transactions (Shares):
Class Aa
Shares sold	1,221,313	488,547
Shares issued for distributions reinvested	258,488	283,746
Shares redeemed	(1,302,789)	(1,414,144)
Net Increase (Decrease) in Shares Outstanding	177,012	(641,851)
Class Ca
Shares sold	58,104	87,229
Shares issued for distributions reinvested	6,753	7,700
Shares redeemed	(118,535)	(106,503)
Net Increase (Decrease) in Shares Outstanding	(53,678)	(11,574)
Class I
Shares sold	3,763,200	1,370,633
Shares issued for distributions reinvested	83,641	47,198
Shares redeemed	(1,539,802)	(457,311)
Net Increase (Decrease) in Shares Outstanding	2,307,039	960,520
Class Y
Shares sold	-	2,400
Net Increase (Decrease) in Shares Outstanding	-	2,400
Class Z
Shares sold	202,835	225,215
Shares issued for distributions reinvested	301,251	335,413
Shares redeemed	(1,063,696)	(1,357,812)
Net Increase (Decrease) in Shares Outstanding	(559,610)	(797,184)

[a]During the period ended April 30, 2020, 454 Class C shares representing $6,007 were automatically converted for 456 Class A shares and during the period ended April 30, 2019, 1,768 Class C shares representing $22,448 were automatically converted for 1,772 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended April 30,
Class A Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.93	12.60	12.76	13.24	12.96
Investment Operations:
Investment income—net[a]	.36	.37	.38	.39	.42
Net realized and unrealized gain (loss) on investments	(.31)	.34	(.16)	(.48)	.28
Total from Investment Operations	.05	.71	.22	(.09)	.70
Distributions:
Dividends from investment income—net	(.36)	(.37)	(.38)	(.39)	(.42)
Dividends from net realized gain on investments	−	(.01)	−	−	−
Total Distributions	(.36)	(.38)	(.38)	(.39)	(.42)
Net asset value, end of period	12.62	12.93	12.60	12.76	13.24
Total Return (%)[b]	.32	5.70	1.72	(.70)	5.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	.86	.93	.94	.92
Ratio of net expenses to average net assets	.73	.86	.93	.94	.92
Ratio of interest and expense related to floating rate notes issued to average net assets	−	−	−	−	.00[c]
Ratio of net investment income to average net assets	2.75	2.94	2.97	2.99	3.27
Portfolio Turnover Rate	21.90	27.39	26.94	20.93	18.85
Net Assets, end of period ($ x 1,000)	145,636	146,875	151,312	165,492	183,052

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount represents less than .01%.

See notes to financial statements.

	Year Ended April 30,
Class C Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.96	12.63	12.79	13.27	12.99
Investment Operations:
Investment income—net[a]	.26	.27	.28	.29	.33
Net realized and unrealized gain (loss) on investments	(.31)	.34	(.16)	(.48)	.28
Total from Investment Operations	(.05)	.61	.12	(.19)	.61
Distributions:
Dividends from investment income—net	(.26)	(.27)	(.28)	(.29)	(.33)
Dividends from net realized gain on investments	−	(.01)	−	−	−
Total Distributions	(.26)	(.28)	(.28)	(.29)	(.33)
Net asset value, end of period	12.65	12.96	12.63	12.79	13.27
Total Return (%)[b]	(.46)	4.87	.94	(1.45)	4.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.51	1.65	1.70	1.71	1.69
Ratio of net expenses to average net assets	1.51	1.65	1.70	1.71	1.69
Ratio of interest and expense related to floating rate notes issued to average net assets	−	−	−	−	.00[c]
Ratio of net investment income to average net assets	1.97	2.15	2.20	2.23	2.53
Portfolio Turnover Rate	21.90	27.39	26.94	20.93	18.85
Net Assets, end of period ($ x 1,000)	4,980	5,796	5,798	9,736	10,307

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class I Shares	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	12.93	12.61	12.77	13.39
Investment Operations:
Investment income—net[b]	.39	.40	.40	.24
Net realized and unrealized gain (loss) on investments	(.30)	.33	(.15)	(.58)
Total from Investment Operations	.09	.73	.25	(.34)
Distributions:
Dividends from investment income—net	(.40)	(.40)	(.41)	(.28)
Dividends from net realized gain on investments	−	(.01)	−	−
Total Distributions	(.40)	(.41)	(.41)	(.28)
Net asset value, end of period	12.62	12.93	12.61	12.77
Total Return (%)	.57	5.88	1.96	(2.56)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.48	.62	.70	.75[d]
Ratio of net expenses to average net assets	.48	.62	.70	.75[d]
Ratio of net investment income to average net assets	2.97	3.17	3.19	3.35[d]
Portfolio Turnover Rate	21.90	27.39	26.94	20.93
Net Assets, end of period ($ x 1,000)	55,013	26,521	13,751	5,393

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

	Year Ended April 30,
Class Y Shares	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	12.93	12.61	12.77	13.39
Investment Operations:
Investment income—net[b]	.40	.42	.41	.25
Net realized and unrealized gain (loss) on investments	(.31)	.31	(.17)	(.63)
Total from Investment Operations	.09	.73	.24	(.38)
Distributions:
Dividends from investment income—net	(.40)	(.40)	(.40)	(.24)
Dividends from net realized gain on investments	−	(.01)	−	−
Total Distributions	(.40)	(.41)	(.40)	(.24)
Net asset value, end of period	12.62	12.93	12.61	12.77
Total Return (%)	.57	5.85	1.93	(2.87)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	.62	.70	.86[d]
Ratio of net expenses to average net assets	.47	.62	.70	.86[d]
Ratio of net investment income to average net assets	3.00	3.22	3.17	2.90[d]
Portfolio Turnover Rate	21.90	27.39	26.94	20.93
Net Assets, end of period ($ x 1,000)	40	41	9	10

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class Z Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.93	12.60	12.76	13.24	12.96
Investment Operations:
Investment income—net[a]	.37	.38	.39	.40	.43
Net realized and unrealized gain (loss) on investments	(.31)	.34	(.16)	(.49)	.28
Total from Investment Operations	.06	.72	.23	(.09)	.71
Distributions:
Dividends from investment income—net	(.37)	(.38)	(.39)	(.39)	(.43)
Dividends from net realized gain on investments	−	(.01)	−	−	−
Total Distributions	(.37)	(.39)	(.39)	(.39)	(.43)
Net asset value, end of period	12.62	12.93	12.60	12.76	13.24
Total Return (%)	.37	5.75	1.79	(.65)	5.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67	.81	.87	.89	.87
Ratio of net expenses to average net assets	.67	.81	.87	.89	.87
Ratio of interest and expense related to floating rate notes issued to average net assets	−	−	−	−	.00[b]
Ratio of net investment income to average net assets	2.81	2.99	3.03	3.05	3.32
Portfolio Turnover Rate	21.90	27.39	26.94	20.93	18.85
Net Assets, end of period ($ x 1,000)	164,045	175,252	180,942	199,730	215,695

a Based on average shares outstanding.

b Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Opportunistic Municipal Securities Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-ended management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Municipal Bond Opportunity Fund to BNY Mellon Opportunistic Municipal Securities Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

The fund’s Board of Trustees (the “Board”) approved, effective December 31, 2019 (the “Effective Date”), the termination of the fund’s authorized Class T shares. Prior to the Effective Date, the fund did not offer such Class T shares for purchase.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTES TO FINANCIAL STATEMENTS (continued)

As of April 30, 2020, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of outstanding shares of Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of April 30, 2020 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:†
Collateralized Municipal-Backed Securities	−	986,802	−	986,802
Municipal Securities	−	362,953,596	−	362,953,596

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2020, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $698,216, undistributed ordinary income $20,858, undistributed capital gains $802,325 and unrealized appreciation $4,540,997.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2020 and April 30, 2019 were as follows: tax-exempt income $10,241,317 and $10,202,806, and ordinary income $0 and $184,283, respectively.

During the period ended April 30, 2020, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased total distributable earnings (loss) by $3,900 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(f) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”).

NOTES TO FINANCIAL STATEMENTS (continued)

The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended April 30, 2020.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2020, the Distributor retained $1,951 from commissions earned on sales of the fund’s Class A shares and $30 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2020, Class C shares were charged $41,343 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .20% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2020, Class A, Class C and Class Z shares were charged $373,534, $13,781 and $350,567, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2020, the fund was charged $82,121 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2020, the fund was charged $7,555 pursuant to the custody agreement. These fees were offset by earnings credits of $7,555.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain

NOTES TO FINANCIAL STATEMENTS (continued)

services related to the fund’s check writing privilege. During the period ended April 30, 2020, the fund was charged $4,346 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2020, the fund was charged $12,994 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $106,134, Distribution Plan fees of $3,035, Shareholder Services Plan fees of $58,266, custodian fees of $2,495, Chief Compliance Officer fees of $4,438 and transfer agency fees of $13,769.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2020, amounted to $105,199,142 and $79,988,500, respectively.

At April 30, 2020, the cost of investments for federal income tax purposes was $359,399,401; accordingly, accumulated net unrealized appreciation on investments was $4,540,997, consisting of $10,414,181 gross unrealized appreciation and $5,873,184 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of BNY Mellon Opportunistic Municipal Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”), including the statement of investments, as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
June 25, 2020

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended April 30, 2020 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the Fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2020 calendar year on Form 1099-DIV which will be mailed in early 2021.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (76)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 114

———————

Francine J. Bovich (68)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 68

———————

Peggy C. Davis (77)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 40

———————

Nathan Leventhal (77)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-Present)

• President of the Palm Beach Opera (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, markets and distributes watches, Director (2003-Present)

No. of Portfolios for which Board Member Serves: 46

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (56)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-Present); Board member (2013-Present)

No. of Portfolios for which Board Member Serves: 92

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Clifford L. Alexander, Jr., Emeritus Board Member
Diane Dunst, Emeritus Board Member
Ernest Kafka, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

RENEE LAROCHE-MORRIS, President since May 2019.

President and a director of BNY Mellon Investment Adviser, Inc. since January 2018. She is an officer of 62 investment companies (comprised of 114 portfolios) managed by the Adviser. She is 48 years old and has been an employee of BNY Mellon since 2003.

JAMES WINDELS, Treasurer since November 2001.

Director-BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 61 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank–Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 48 years old and has been an employee of the Adviser since June 2015.

DAVID DIPETRILLO, Vice President since May 2019.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 63 investment companies (comprised of 122 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 42 years old and has been an employee of BNY Mellon since 2005.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 to August 2015. She is an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 32 years old and has been an employee of the Adviser since October 2016.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 29 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 44 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since October 1990.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since April 2004.

OFFICERS OF THE FUND (Unaudited) (continued)

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since June 2019.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 34 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager-BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 51 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager-BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 145 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 137 portfolios). He is 62 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 57 investment companies (comprised of 138 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 51 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

NOTES

For More Information

BNY Mellon Opportunistic Municipal Securities Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PTEBX Class C: DMBCX Class I: DMBVX Class Y: DMBYX Class Z: DMBZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0022AR0420

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,470 in 2019 and $37,494 in 2020.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,807 in 2019 and $9,615 in 2020.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,478 in 2019 and $3,177 in 2020.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,190 in 2019 and $1,188 in 2020.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2019 and $0 in 2020.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2)  Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $682,514 in 2019 and $807,171 in 2020.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunistic Municipal Securities Fund

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    June 25, 2020

By:       /s/ James Windels

            James Windels

            Treasurer (Principal Financial Officer)

Date:    June 25, 2020

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)